Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Accrued Liabilities [Abstract]
Professional consultants’ expenses	$ 104,814	$ 110,345
Stamp tax	112,965	125,793
Accrued board fees	73,021	47,586
Other accrued expenses	16,902	27,554
Accrued dividends on preferred share	126,367
Total other accrued liabilities	$ 434,069	$ 311,278